April 16, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Investments Registration Statement on Form N-14

Ladies and Gentlemen:

Our client, Schwab Investments (the “Trust”), is filing, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), the Trust’s Registration Statement on Form N-14. This Form N-14 is being filed in connection with the reorganization of the Wasmer Schroeder High Yield Municipal Fund (“Acquired Fund”), a series of the Advisors Series Trust, with and into the Schwab High Yield Municipal Bond Fund (“Surviving Fund”), a series of the Trust, in exchange for shares of the Surviving Fund and the assumption by the Surviving Fund of the liabilities of the Acquired Fund (the “Reorganization”).

Reference is hereby made to the Trust’s registration statement filed on Form N-14 on April 14, 2020 (accession number 0001683863-20-003164) concerning the Reorganization (the “April 14th Registration Statement”), which was inadvertently filed without a signature page.  The Trust has filed a request to withdraw the April 14th Registration Statement. The Registration Statement is being filed to include a signature page.

Pursuant to Rule 488 under the 1933 Act, the Trust proposes that the Registration Statement shall become effective on May 16, 2020.

No fees are required in connection with this filing.  Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen